UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06674

THE GREATER CHINA FUND, INC.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Joseph T. Malone
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
John Donovan, Esq.
White & Case LLP
1155 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1.  Schedule of investments

The Greater China Fund, Inc.
Schedule of investments — September 30, 2006 (unaudited)

		Market
	Shares	value

Equities — 98.6%
China — 59.6%
Automobile — 0.1%
Chongqing Changan Automobile Co. Ltd. “B”	685,520	$349,259

Commodities — 10.5%
Angang New Steel Co. Ltd. “H” (1)	7,266,000	5,771,958
Bengang Steel Plates Co. Ltd. “B”	7,483,700	3,313,390
Hunan Non-Ferrous Metal Corp. Ltd. “H”	10,364,000	4,389,130
Jiangxi Copper Co. Ltd. “H”	9,891,000	9,418,489
Zijin Mining Group Co. Ltd. “H”	26,610,000	13,249,934

		36,142,901

Conglomerates — 0.8%
Tianjin Development Holdings Ltd.	4,540,000	2,854,888

Consumption — 11.3%
China Resources Enterprise Ltd.	1,514,000	3,279,710
Hengan International Group Co. Ltd.	2,890,000	6,208,553
Kingway Brewery Holdings Ltd. (1)	5,224,000	2,051,454
Li Ning Co. Ltd. (1)	1,640,000	1,873,143
Parkson Retail Group Ltd.	2,877,000	10,651,795
Ports Design Ltd.	5,399,000	8,314,415
Wumart Stores Inc. “H” (1)	1,320,000	4,573,775
Yantai Changyu Pioneer Wine Co. Ltd. “B”	650,000	2,042,029

		38,994,874

Energy — 8.3%
China Oilfield Services Ltd. “H” (1)	9,094,000	4,889,969
China Shenhua Energy Co. Ltd. “H”	2,652,000	4,267,840
CNOOC Ltd.	7,296,000	6,067,321
PetroChina Co. Ltd. “H”	8,728,000	9,386,331
Sinopec Shanghai Petrochemical Co. Ltd. “H”	8,368,000	4,166,684

		28,778,145

Financials — 7.0%
China Construction Bank “H” (1)	7,346,000	3,177,005
China Life Insurance Co. Ltd. “H” (1)	6,238,000	12,200,214
China Merchants Bank Co. Ltd. “H” (2)	6,294,500	8,869,532

		24,246,751

Machinery & Engineering — 2.7%
Dongfang Electrical Machinery Co. Ltd. “H”	2,820,000	4,907,337
Harbin Power Equipment Co. Ltd. “H” (1)	5,286,000	4,273,708

		9,181,045

Miscellaneous — 5.3%
China Everbright International Ltd.	23,494,000	2,623,091
Mindray Medical International Ltd. ADR (2)	294,241	4,910,882
Nine Dragons Paper Holdings Ltd.	6,970,369	7,880,773
Shanghai Haixin Group Co. Ltd. “B”	6,447,000	1,566,621
Sinopec Yizheng Chemical Fibre Co. Ltd. “H” (1)	5,326,000	1,120,939

		18,102,306

Real Estate — 9.5%
China Overseas Land & Investment Ltd. (1)	13,612,500	10,499,038
Greentown China Holdings Ltd. (2)	2,779,500	3,709,686
Guangzhou Investment Co. Ltd.	12,356,000	2,426,087
Guangzhou R&F Properties Co. Ltd. “H”	9,768,800	13,765,142
Hopson Development Holdings Ltd. (1)	906,000	1,827,755
Tian An China Investments Co. Ltd.	775,000	439,603

		32,667,311

Technology — 0.3%
Advanced Semiconductor Manufacturing Corp. “H” (2)	5,978,000	874,577

Telecommunications — 1.9%
China Mobile (Hong Kong) Ltd.	593,000	4,189,374
Comba Telecom Systems Holdings Ltd.	7,756,000	2,349,021

		6,538,395

Transportation — 1.9%
China International Marine Containers (Group) Co. Ltd. “B”	1,675,800	2,111,888
China Shipping Development Co. Ltd. “H” (1)	3,284,000	3,135,546
Dazhong Transportation Group Co. Ltd. “B”	2,609,135	1,351,532

		6,598,966

Total China		205,329,418

The Greater China Fund, Inc.
Schedule of investments — September 30, 2006 (unaudited)

		Market
	Shares	value

Hong Kong — 31.0%
Consumption — 6.7%
Esprit Holdings Ltd.	564,500	$5,147,130
Glorious Sun Enterprises Ltd. (3)	3,198,000	1,559,550
Leroi Holdings Ltd. (2) (3) (4)	26,000,000	575,572
Li & Fung Ltd.	2,334,000	5,798,869
Peace Mark Holdings Ltd. (1)	9,130,000	6,022,420
Xinyu Hengdeli Holdings Ltd. (1)	5,292,000	3,837,120

		22,940,661

Electrical & Electronics — 2.2%
Kingboard Chemical Holdings Ltd.	2,136,820	7,691,976
Wang Sing International Holdings Group Ltd. (2) (3)	1,520,000	40,964

		7,732,940

Financials — 10.5%
Bank of East Asia Ltd.	1,244,000	5,675,408
BOC Hong Kong Holdings Ltd.	3,125,500	7,019,314
CITIC International Financial Holdings Ltd. (1)	5,227,000	3,005,160
Dah Sing Financial Group (1)	406,400	3,658,630
Guoco Group Ltd.	506,000	6,457,917
Industrial and Commercial Bank of China (Asia) Ltd.	1,841,000	3,208,416
Liu Chong Hing Bank Ltd. (1)	736,000	1,634,034
Wing Lung Bank Ltd.	543,500	5,353,220

		36,012,099

Miscellaneous — 1.4%
Pico Far East Holdings Ltd.	23,522,964	4,709,272

Real Estate — 4.3%
Chinese Estates Holdings Ltd. (1)	2,646,000	3,497,552
Hon Kwok Land Investment Co. Ltd. (3)	9,400,000	4,945,940
Hong Kong Land Holdings Ltd. (1)	1,208,000	4,687,040
Shui On Land Ltd.	2,545,000	1,747,345

		14,877,877

Technology — 5.6%
AAC Acoustic Technology Holdings Inc. (2)	3,634,000	4,197,247
Fittec International Group	4,212,000	902,697
Foxconn International Holding Ltd. (2)	4,633,000	14,269,563

		19,369,507

Transportation — 0.3%
Singamas Container Holding Ltd.	1,992,000	1,048,118

Total Hong Kong		106,690,474

Taiwan — 4.9%
Technology — 4.9%
High Tech Computer Corp.	219,600	5,812,209
Hon Hai Precision Industry Co. Ltd.	1,793,947	10,921,681

Total Taiwan		16,733,890

The Greater China Fund, Inc.
Schedule of investments — September 30, 2006 (unaudited)

	Number	Market
	of warrants	value

Warrants — 3.1%
China — 3.1%
Financials — 2.0%
BNP Paribas, expires 12/10/09 (2)	800,000	$1,074,800
China Merchants, expires 06/08/09 (2)	3,278,700	4,065,588
Shanghai Pudong, expires 01/12/09 (2)	1,312,385	1,780,250

		6,920,638

Machinery & Engineering — 0.3%
Shanghai Zhenhua Port, expires 08/10/09 (2)	1,132,075	1,246,415

Transportation — 0.8%
Daqin Raiway, expires 08/03/09 (2)	1,263,000	1,006,611
Daqin Raiway, expires 07/27/07 (2)	2,079,103	1,673,054

		2,679,665

Total Warrants		10,846,718

Total Equities (cost $247,013,147)		339,600,500

	Shares

Investment Company — 1.5%
China — 1.5%
Other — 1.5%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker (cost $5,293,074)	639,700	5,143,213

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley USD Liquid Cash Reserve, yield of 5.00% (cost $1,724,297)	1,724,297	1,724,297

Investments of Cash Collateral from Securities Loaned — 14.6%
Money Market Funds * — 10.2%
AIM Liquid Assets Portfolio, 5.21%	39,013	39,013
AIM Prime Portfolio, 5.22%	12,689	12,689
BlackRock Cash Strategies, 5.29%	18,244	18,244
Scudder Money Market Fund, 5.24%	432	432
UBS Enhanced Yield Portfolio, 5.34% (5)	18,326,853	18,326,853
UBS Private Money Market Fund LLC, 5.25% (5)	16,834,332	16,834,332

Total Money Market Funds (cost $35,231,563)		35,231,563

	Principal
	amount

Repurchase Agreement — 4.4%
Repurchase Agreement dated 09/29/06 with Deutsche Bank Securities Inc, 5.30%, due 10/02/06; collateralized by $11,905,000 Freddie Mac Discount Notes, Zero coupon, due 11/27/06; $3,450,000 Federal Home Loan Bank obligations, 4.43%, due 04/07/08 (value $15,300,092); proceeds: $15,006,625 (cost $15,000,000)	$15,000,000	15,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $50,231,563)		50,231,563

Total Investments (cost $304,262,081) — 115.2% (a)		396,699,573
Liabilities, in excess of cash and other assets — (15.2%)		(52,272,568)

Net Assets — 100.0%		$344,427,005

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $304,262,081; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$98,138,173
Gross unrealized depreciation	(5,700,681)

Net unrealized appreciation	$92,437,492

(1)	Security, or a portion thereof, was on loan at September 30, 2006.
(2)	Non-income producing security.
(3)	Security is illiquid. These securities amounted to $7,122,026 or 2.1% of net assets.
(4)	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At September 30, 2006, the value of this security amounted to $575,572 or 0.2% of net assets.
(5)	Affiliated with the administrator of the Fund.
*	Rates shown reflect yield at September 30, 2006.
(a)	All securities for which market quotations are readily available are valued at the last sale price on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Short-term debt securities having a maturity of 60 days or less and money market funds are valued at amortized cost, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase was greater than 60 days, unless the Fund’s Board of Directors determines that such value does not represent the fair value of such securities. Securities and assets for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors.
ADR	American Depository Receipt

Industry diversification
As a percentage of net assets
as of September 30, 2006 (unaudited)

Equities
Automobile	0.1%
Commodities	10.5
Conglomerates	0.8
Consumption	18.0
Electrical & Electronics	2.2
Energy	8.3
Financials	19.5
Machinery & Engineering	3.0
Miscellaneous	6.7
Real Estate	13.8
Technology	10.8
Telecommunications	1.9
Transportation	3.0

Total Equities	98.6
Investment Company	1.5
Short-Term Investment	0.5
Investment of Cash Collateral from Securities Loaned	14.6

Total Investments	115.2
Liabilities, in excess of cash and other assets	(15.2)

Net Assets	100.0%

1. Transactions with related entities
The Fund invests in shares of the UBS Private Money Market Fund LLC and UBS Enhanced Yield Portfolio which are funds managed by UBS Global Asset Management (Americas) Inc., the Fund’s Administrator. Amounts relating to these investments at September 30, 2006 and for the period then ended are summarized as follows:

		Sales	Interest		% of Net
Fund	Purchases	proceeds	income	Value	assets

UBS Enhanced Yield Portfolio	$14,681,869	$7,000,000	$124,665	$18,326,853	5.3%
UBS Private Money Market Fund LLC	186,072,951	169,826,478	117,664	16,834,332	4.9

2. Securities lending
The Fund may lend up to 27.5% of its total assets to qualified broker-dealers or institutional investors. Under the terms of the securities lending agreement, the securities on loan are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 105% of the market value of the foreign securities on loan, which are marked to market daily. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund’s lending agent is UBS Securities LLC, a wholly-owned indirect subsidiary of UBS AG. At September 30, 2006, the value of loaned securities was $44,306,282 and the related collateral outstanding was $50,231,563.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated June 30, 2006.

Item 2. Controls and procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There has been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the principal executive officer and the principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Greater China Fund, Inc.

By:	/s/ Ronald G.M. Watt
Ronald G.M. Watt
President

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald G.M. Watt
Ronald G.M. Watt
President (Principal Executive Officer)

Date:	November 29, 2006

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer (Principal Financial Officer)

Date:	November 29, 2006